Leases	6 Months Ended
Jun. 30, 2021
Leases [Line Items]
Leases
9.	LEASES
The Company leases real estate in the form of office space and data center facilities. The Company additionally leases equipment in the form of information technology equipment. Generally, the term for real estate leases ranges from 1 to 17 years at inception of the contract. Generally, the term for equipment leases is 1 to 3 years at inception of the contract. Some real estate leases include options to renew that can extend the original term by 5 to 10 years.
Operating lease costs are included within cost of revenues, exclusive of amortization of acquired technologies, research and development and general and administrative expenses on the condensed consolidated statements of operations and comprehensive income (loss). The Company does not have any finance leases.
The components of lease expense for the three and six months ended June 30, 2021 were as follows (in thousands):

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Operating lease costs	$4,542	$9,136
Variable lease costs	461	1,063

Total lease costs	$5,003	$10,199

The lease term and discount rate consisted of the following at June 30, 2021:

Weighted-average remaining lease term (years)	11.1
Weighted-average discount rate	6.1%
Supplemental cash flow and other information related to leases for the three and six months ended June 30, 2021 were as follows (in thousands):

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Cash payments for operating leases	$3,030	$5,998
Operating lease assets obtained in exchange for lease liabilities	2,365	2,365
The table below reconciles the undiscounted future minimum lease payments (in thousands) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on the condensed consolidated balance sheet as of June 30, 2021.

Years Ending December 31:

Remainder of 2021	$5,506
2022	8,599
2023	6,092
2024	7,195
2025	7,243
Thereafter	68,416

Total Lease Payments	103,051
Less: Interest	(35,299)
Less: Lease incentive recognized as offset to lease liability	(16,868)

Total	$50,884

During the year ended December 31, 2020, the Company entered into a new operating lease agreement for its corporate headquarters in Chicago, Illinois. The lease term commenced in January 2021 and included a landlord provided tenant improvement allowance of up to $16.9 million to be applied to the costs of the construction of leasehold improvements. The Company determined that it owns the leasehold improvements, and as such, reflects the $16.9 million lease incentive as a reduction of the rental payments used to measure the operating lease liability and operating lease asset as of the lease commencement date in January 2021. The Company will record an increase to the operating lease liability and to leasehold improvements as and when such leasehold improvements are paid for by the lessor.
Under ASC 840, rent expense was $2.2 million during the three months ended June 30, 2020 and $4.5 million during the six months ended June 30, 2020. The Company’s noncancelable operating lease agreements required future minimum cash lease payments as follows at December 31, 2020 (in thousands):

Years Ending December 31:

2021	$7,143
2022	6,090
2023	5,180
2024	7,059
2025	7,243
Thereafter	68,415

Total	$101,130